Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Information [Abstract]
Financial Information

Note    O

Seacoast Banking Corporation of Florida

(Parent Company Only) Financial Information

Balance Sheets

	December 31
	2012	2011
	(In thousands)
ASSETS
Cash	$4,067	$7,781
Securities purchased under agreement to resell with subsidary bank, maturing within 30 days	2,922	3,344
Investment in subsidiaries	212,182	212,583
Other assets	13	14

	$219,184	$223,722

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$53,610	$53,610
Other liabilities	28	35
Shareholders’ equity	165,546	170,077

	$219,184	$223,722

Statements of Income (Loss)

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary Bank	$0	$0	$0
Interest/other	29	79	12

	29	79	12
Interest expense	1,057	1,152	1,187
Other expenses	575	405	879

Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Income tax benefit	0	0	0

Loss before equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Equity in undistributed income (loss) of subsidiaries	893	8,145	(31,149)

Net income (loss)	$(710)	$6,667	$(33,203)

Statement of Cash Flows

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Interest received	$7	$9	$12
Interest paid	(1,045)	(3,288)	0
Dividends received	22	70	0
Income taxes paid	(32)	(67)	63
Other	(703)	(420)	(893)

Net cash used in operating activities	(1,751)	(3,696)	(818)
Cash flows from investing activities
Decrease in securities purchased under agreement to resell, maturing within 30 days, net	422	285	1,601
Investments in subsidiaries	0	0	(38,000)

Net cash provided by (used in) investment activities	422	285	(36,399)
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employment plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0

Net cash provided by (used in) financing activities	(2,385)	(6,752)	47,327
Net change in cash	(3,714)	(10,163)	10,110
Cash at beginning of year	7,781	17,944	7,834

Cash at end of year	$4,067	$7,781	$17,944

RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(893)	(8,145)	31,149
Other, net	(148)	(2,218)	1,236

Net cash used in operating activities	$(1,751)	$(3,696)	$(818)